UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Stephen W. Kidder
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-11134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch Boston, MA	November 3, 2010
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]



Report Summary:



Number of Other Included Managers:	5

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	18349037

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136	Brian C. Broderick
2	28-06281	Michael B. Elefante
3	28-06169	Timothy F. Fidgeon
4	28-06165	Michael J. Puzo
5	28-10379	Kurt F. Somerville





AS OF SEPTEMBER 30, 2010  FORM 13F   SEC FILE # STEPHEN W KIDDER / 28-11134

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

ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED        000375204         627264      29700          XX                          27200   2000
                          ADR                                                           XX             17             500

ABBOTT LABS               COMMON STOCK     002824100         624268      11950          XX                           9350   2600

APTARGROUP INC            COMMON STOCK     038336103         888282      19450          XX                          17600   1600
                                                                                        XX             17             250

AUTOMATIC DATA            COMMON STOCK     053015103         427025      10160          XX                           8860   1300
PROCESSING

BERKSHIRE HATHAWAY        CLASS B          084670702         434070       5250          XX                           5250
INC

CVS CAREMARK              COMMON STOCK     126650100         286377       9100          XX                           7500   1300
CORPORATION                                                                             XX             17             300

CANADIAN NATIONAL         COMMON STOCK     136375102        1073936      16775          XX                          15125   1500
RAILWAY CO                                                                              XX             17             150

CENOVUS ENERGY INC        COMMON STOCK     15135U109         414720      14415          XX                          12765   1650

CHEVRON CORP              COMMON STOCK     166764100         618006       7625          XX                           6075   1550

CHUBB CORPORATION         COMMON STOCK     171232101         616632      10820          XX                          10820

CISCO SYS INC             COMMON STOCK     17275R102         255683      11675          XX                          11175    500

COCA COLA CO              COMMON STOCK     191216100         459382       7850          XX                           7850

DEERE & COMPANY           COMMON STOCK     244199105         594875       8525          XX                           7575    800
                                                                                        XX             17             150

E M C CORP                COMMON STOCK     268648102         593052      29200          XX                          26700   2500

EMERSON ELECTRIC CO       COMMON STOCK     291011104        1167736      22175          XX                          20175   1800
                                                                                        XX             17             200

ENCANA CORP               COMMON STOCK     292505104         680628      22515          XX                          20565   1650
                                                                                        XX             17             300

EXXON MOBIL CORP          COMMON STOCK     30231G102         582371       9425          XX                           8725    700

GENERAL ELECTRIC CO       COMMON STOCK     369604103         567938      34950          XX                          32450   2500

HELMERICH & PAYNE INC     COMMON STOCK     423452101         327726       8100          XX                           7500    600

INTEL CORPORATION         COMMON STOCK     458140100         616896      32130          XX                          27950   4180

JOHNSON & JOHNSON         COMMON STOCK     478160104        1177240      19000          XX                          17050   1800
                                                                                        XX             17             150

MICROSOFT CORP            COMMON STOCK     594918104         388901      15880          XX                          15880

MONSANTO CO NEW           COMMON STOCK     61166W101         268408       5600          XX                           5050    400
                                                                                        XX             17             150

NOVARTIS AG ADR           COMMON STOCK     66987V109         734716      12740          XX                          11740    800
                                                                                        XX             17             200

PEPSICO INC               COMMON STOCK     713448108         499961       7525          XX                           6125   1250
                                                                                        XX             17             150

PROCTER & GAMBLE CO       COMMON STOCK     742718109        1350824      22525          XX                          21875    500
                                                                                        XX             17             150

SYSCO CORP                COMMON STOCK     871829107         550436      19300          XX                          19300

3 M COMPANY               COMMON STOCK     88579Y101        1045289      12055          XX                          10805   1250

WELLS FARGO & CO          COMMON STOCK     949746101         215361       8575          XX                           8575

COVIDIEN PLC              COMMON STOCK     G2554F105         261034       6495          XX                           6245
                                                                                        XX             17             250

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